Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 89,965		¥ 92,224
Accumulated Impairment, Beginning of year		(11,442)		(11,817)
Net carrying amount, Beginning of year		78,523		80,407
Acquisition, Changes during year				2,504
Impairment, Changes during year		(81,372)	[1]
Other, Changes during year	[2]	3,323		(4,388)
Gross carrying amount, End of year		93,288		89,965	92,224
Accumulated Impairment, End of year		(92,814)		(11,442)	(11,817)
Net carrying amount, End of year		474		78,523	80,407
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		89,492		91,753
Accumulated Impairment, Beginning of year		(11,442)		(11,817)
Net carrying amount, Beginning of year		78,050		79,936
Acquisition, Changes during year				2,504
Impairment, Changes during year		(81,372)	[1]
Other, Changes during year	[2]	3,322		(4,390)
Gross carrying amount, End of year		92,814		89,492	91,753
Accumulated Impairment, End of year		(92,814)		(11,442)	(11,817)
Net carrying amount, End of year				78,050	79,936
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		473		471
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		473		471
Acquisition, Changes during year
Impairment, Changes during year			[1]
Other, Changes during year	[2]	1		2
Gross carrying amount, End of year		474		473	471
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 474		¥ 473	¥ 471

[1]	For the year ended March 31,2019, Nomura recognized impairment losses on goodwill of \81,372 million within the Wholesale segment. Nomura performed an impairment test based on recent Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31,2019 was \nil. These impairment losses were recorded within Non-interest expense-Other in the consolidated statements of income. The fair values were determined based on a DCF method.
[2]	Includes currency translation adjustments.